Segment Information - Summary of Group's Revenues Segregated Between Domestic and Export Sales (Detail) - RUB (₽) ₽ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019 [1]	Dec. 31, 2018 [1]
Disclosure of Group's Revenues Segregated Between Domestic and Export Sales [Line Items]
Revenue	₽ 265,454	₽ 287,153	₽ 303,795
Domestic - Russia [member]
Disclosure of Group's Revenues Segregated Between Domestic and Export Sales [Line Items]
Revenue	156,584	170,851	178,762
Domestic - other [member]
Disclosure of Group's Revenues Segregated Between Domestic and Export Sales [Line Items]
Revenue	28,491	28,469	29,665
Country of domestic countries [member]
Disclosure of Group's Revenues Segregated Between Domestic and Export Sales [Line Items]
Revenue	185,075	199,320	208,427
Export [member]
Disclosure of Group's Revenues Segregated Between Domestic and Export Sales [Line Items]
Revenue	₽ 80,379	₽ 87,833	₽ 95,368

[1]	These amounts reflect adjustments made in connection with the presentation of the discontinued operation (Note 25).